Future Operations and Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Future Operations and Going Concern [Abstract]
Net operating loss	$ (32,162)	$ (21,237)
Working Capital Surplus	$ 485,700